Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value Measurements [Abstract]
Summary of company's financial assets and liabilities that were accounted for at fair value on a recurring basis

(Millions of US dollars)	Fair Value at 31 March 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3

Assets
Cash and cash equivalents	$265.4	$265.4	$-	$-
Restricted cash and cash equivalents	202.9	202.9	-	-
Restricted short-term investments	6.0	-	6.0	-

Total Assets	$474.3	$468.3	$6.0	$-

Liabilities
Interest rate swap contracts included in Accounts Payable	3.1	-	3.1	-

Total Liabilities	$3.1	$-	$3.1	$-